SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY:
Stock Option Activity
A summary of the Company's option activity and related information with respect to options granted to employees and directors for the year ended December 31, 2017 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	671,714	$2.85	4.13	$1,534
Granted	268,043	$4.04
Exercised	(12,635)	$3.20
Forfeited	(24,753)	$4.53

Outstanding at end of year	902,369	$3.12	4.21	$1,267

Exercisable options at end of year	464,491	$2.42	1.96	$971

Schedule of Outstanding Options to Consultants
The Company's outstanding options to consultants as of December 31, 2017, were as follows:

Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

October, 2015	54,075	$4.52	30,418	October, 2022

	54,075		30,418

Schedule of Stock-Based Compensation Expense
The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$38	$26	$19
Research and development	10	16	19
Sales and marketing	62	82	45
General and administrative	100	445	61

Total	$210	$569	$144